Long-Term Debt, Maturities of Long-Term Debt - 20F (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Annual Principal Payments [Abstract]
2016	$ 2,937	$ 950
2017	20,033	10,710
2018	18,721	18,721
2019	51,858	18,721
2020	62,511	81,083
Thereafter	21,937	48,262
Total	$ 177,997	$ 178,447	$ 0